UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21102

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) Hyperion

Date of fiscal year end: November 30, 2009

Date of reporting period: May 31, 2009

EXPLANATORY NOTE

Re: Request to Disregard Submission

Company: HELIOS STRATEGIC INCOME FUND, INC (0001275902)

Accession Number: 0001193125-09-166763

Form Type: N-CSRS

Filing Date: 2009-08-06

The purpose of this amendment filing is to request that the above referenced EDGAR filing, submitted on August 6th, 2009, be disregarded, as it was submitted in error. The submission was inadvertently submitted using the CIK for the incorrect registrant. The correct registrant is HELIOS STRATEGIC MORTGAGE INCOME FUND, INC (0001173788). The filing was resubmitted on August 11, using the correct codes. The Accession Number for the correct filing is: 0001193125-09-171771.